Net loss per share attributable to common stockholders	12 Months Ended
Dec. 31, 2022
Net loss per share attributable to common stockholders [Abstract]
Net loss per share attributable to common stockholders

24    Net loss per share attributable to common stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	Year ended December 31,
	2022	2021
Net loss attributable to common stockholders	(104,221,432)	(21,055,599)
Less: Accretion to preferred stock redemption value	—	(13,463,002)
	(104,221,432)	(34,518,601)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	96,835.154	63,992.300
Net loss per share attributable to common stockholders, basic and diluted	(1,076.28)	(539.42)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share because including them would have had an anti-dilutive effect:

	As of December 31,
	2022	2021
Redeemable convertible preferred stock	307,298.151	307,298.151
Stock based compensation	—	20,187.576
Unvested restricted stock units	5,968.000	—
Warrants	14,961.265	6,886.027
Total	328,227.416	334,371.754